UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported) _____________________________

Commission File Number of securitizer: ___________________________________

Central Index Key Number of securitizer: __________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

Central Index Key Number of sponsor: 908777

Parkmore Point RMBS 2022-1 plc

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): 908777

Sally Seymour, +442077748895

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Deloitte LLP was engaged to perform an agreed upon procedures engagement. Deloitte LLP’s Asset Agreed Upon Procedures Report containing its findings is attached as an Exhibit to this Form ABS-15G. Spicerhaart Corporate Sales Limited was engaged by the Securitizer to procure limited-scope property valuations on certain properties for the Securitizer’s sole use. Spicerhaart’s findings are attached as an Exhibit to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Goldman Sachs International

(Securitizer)

By:	/s/ Enrico Orlandi
Name: Enrico Orlandi
Title: Managing Director

Date: August 23, 2022

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures, dated July 29, 2022 of Deloitte LLP.

99.2	Property valuations of Spicerhaart Corporate Sales Limited, dated July 2021 and April 2022